Form N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

   Investment Company Act File Number: 811-3668

                         The Wright Managed Income Trust
                        ---------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    --------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                Janet E. Sanders
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    --------------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                -----------------
                         (Registrant's Telephone Number)

                                   December 31
                                 ---------------
                             Date of Fiscal Year End

                               September 30, 2007
                              ----------------------
                            Date of Reporting Period

 ------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS

WRIGHT TOTAL RETURN BOND FUND (WTRB)
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

Face                                                                  Coupon        Maturity                       Current
Amount            Description                                          Rate           Date           Value          Yield
--------------------------------------------------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4%

$   220,000 Citigroup Commercial Mortgage Trust, Series 2004-C2 A5     4.733%     10/15/2041    $   210,629         4.9%
    285,000 CS First Boston Mortgage Securities Corp.,
     Series 2003-C3 A5                                                 3.936%      5/15/2038        266,872         4.2%
    330,000 JP Morgan Chase Commercial Mortgage Securities,
     Series 2004-C3 A5                                                 4.878%      1/15/2042        318,656         5.1%
    265,000 Lehman Brothers UBS, Series 2006-C6 A4                     5.372%      9/15/2039        262,422         5.4%
    420,000 Merrill Lynch/Countrywide Commercial Mortgage Trust
     Series 2006-2 A4                                                  5.910%(1)   6/12/2046        433,184         5.9%
    270,000 Merrill Lynch Mortgage Trust, Series 2005-LC1 A4           5.291%      1/12/2044        267,502         5.3%
    150,212 Salomon Brothers Mortgage Securities VII,
     Series 2002-KEY2 A2                                               4.467%      3/18/2036        148,128         4.5%
                                                                                                ------------
 Total Commercial Mortgage-Backed Securities (identified cost, $1,909,779)                     $  1,907,393
                                                                                                ------------


NON-AGENCY MORTGAGE-BACKED SECURITIES - 1.1%

$   279,445 First Horizon Alternative Mortgage Securities,
     Series 2005-AA10 1A2                                              5.711%     12/25/2035    $   282,771         5.6%
                                                                                                ------------

 Total Non-Agency Mortgage-Backed Securities (identified cost, $279,445)                        $   282,771
                                                                                                ------------


CORPORATE BONDS -18.8%

AUTOMOBILE - 0.5%
--------------------
$   125,000 DaimlerChrysler                                            7.200%      9/01/2009    $   129,539         6.9%

BANKS & MISCELLANEOUS FINANCIAL - 1.8%
--------------------------------------
$   255,000 HSBC Finance Corp.                                         4.125%     11/16/2009    $   248,663         4.2%
    200,000 Royal Bank of Scotland Group PLC                           7.648%      8/29/2049        209,841         7.3%

BUILDING - RESIDENTIAL & COMMERCIAL - 0.4%
------------------------------------------
$   110,000 Centex Corp.                                               7.875%      2/01/2011    $   109,908         7.9%

CABLE TV - 0.4%
---------------
$   100,000 Comcast Corp.                                              5.875%      2/15/2018    $    98,553         6.0%

COMMUNICATIONS EQUIPMENT - 0.5%
-------------------------------
$   140,000 Harris Corp.                                               5.000%     10/01/2015    $   129,909         5.4%

DIVERSIFIED FINANCIALS - 3.0%
-----------------------------
$   255,000 General Electric Capital Corp.                             5.875%      2/15/2012    $   261,959         5.7%
    245,000 International Lease Finance Corp.                          5.875%      5/01/2013        246,257         5.8%
    255,000 Lehman Brothers Holdings-MTN                               6.200%      9/26/2014        256,369         6.2%

DRUGS - 1.0%
---------------
$   270,000 Bristol-Myers Squibb                                       5.875%     11/15/2036    $   258,392         6.1%

ELECTRIC UTILITIES - 2.3%
-------------------------
$   130,000 American Electric Power                                    5.250%      6/01/2015    $   124,424         5.5%
     90,000 Dominion Resources, Inc.                                   6.300%      3/15/2033         89,286         6.4%
    135,000 Exelon Corp.                                               4.900%      6/15/2015        125,906         5.3%
    235,000 National Rural Utilities-MTN                               7.250%      3/01/2012        250,974         6.8%

INFORMATION TECHNOLOGY - 1.8%
-----------------------------
$   235,000 Cisco Systems, Inc.                                        5.500%      2/22/2016    $   233,817         5.5%
    220,000 Oracle Corp.                                               5.000%      1/15/2011        219,675         5.0%

INSURANCE - 1.3%
-----------------
$   130,000 Fund American Cos., Inc.                                   5.875%      5/15/2013    $   128,326         6.0%
    200,000 St. Paul Travelers                                         5.500%     12/01/2015        195,653         5.6%

MEDICAL - 0.5%
---------------
$   125,000 Hospira, Inc.                                              4.950%      6/15/2009    $   125,010         4.9%

OIL & GAS - 1.4%
----------------
$   125,000 Canadian Natural Resources                                 5.700%      5/15/2017    $   122,245         5.8%
    130,000 Oneok, Inc.                                                5.510%      2/16/2008        129,938         5.5%
    115,000 Sempra Energy                                              6.000%      2/01/2013        118,190         5.8%

PIPELINES - 0.5%
-------------------
$   120,000 Duke Capital                                               7.500%     10/01/2009    $   125,239         7.2%

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.7%
-----------------------------------------
$   165,000 Applied Material                                           7.125%     10/15/2017    $   180,826         6.5%

TELECOMMUNICATIONS - 2.7%
---------------------------
$   125,000 AT&T Wireless Services, Inc.                               7.875%      3/01/2011    $   135,353         7.3%
     70,000 British Telecom PLC                                        9.125%     12/15/2030         92,955         6.9%
    120,000 Deutsche Telekom International Finance                     8.000%      6/15/2010        128,620         7.5%
    120,000 France Telecom                                             7.750%      3/01/2011        129,087         7.2%
    175,000 Verizon Global Funding Corp.                               7.750%     12/01/2030        203,004         6.7%
                                                                                                ------------
Total Corporate Bonds (identified cost, $4,894,811)                                             $ 4,807,918
                                                                                                ------------


GOVERNMENT INTERESTS - 71.6%

MORTGAGE-BACKED SECURITIES - 50.8%
----------------------------------
$   248,580 FHLMC Gold Pool #A32600                                    5.500%      5/01/2035    $   243,745         5.6%
    752,853 FHLMC Gold Pool #A35363                                    5.000%      7/01/2035        719,444         5.2%
    447,706 FHLMC Gold Pool #A58218                                    6.500%      3/01/2037        455,805         6.4%
     76,571 FHLMC Gold Pool #C01646                                    6.000%      9/01/2033         76,946         6.0%
    163,435 FHLMC Gold Pool #C47318                                    7.000%      9/01/2029        171,853         6.7%
    600,869 FHLMC Gold Pool #C55780                                    6.000%      1/01/2029        606,575         5.9%
    296,884 FHLMC Gold Pool #C91046                                    6.500%      5/01/2027        302,949         6.4%
    131,161 FHLMC Gold Pool #D66753                                    6.000%     10/01/2023        132,472         5.9%
     20,153 FHLMC Gold Pool #E00903                                    7.000%     10/01/2015         20,886         6.8%
    422,027 FHLMC Gold Pool #G01035                                    6.000%      5/01/2029        425,378         6.0%
    265,000 FHLMC Gold Pool #H10194                                    6.000%      9/01/2037        262,516         6.1%
    136,582 FHLMC Gold Pool #M30297                                    4.000%      9/01/2018        129,797         4.2%
    140,503 FHLMC Gold Pool #N30514                                    5.500%     11/01/2028        139,830         5.5%
    426,813 FHLMC Gold Pool #P00024                                    7.000%      9/01/2032        439,811         6.8%
     68,181 FHLMC Gold Pool #P50031                                    7.000%      8/01/2018         70,780         6.7%
     53,140 FHLMC Gold Pool #P50064                                    7.000%      9/01/2030         55,166         6.7%
     46,703 FHLMC Pool #C27663                                         7.000%      6/01/2029         48,587         6.7%
    206,896 FHLMC Pool #1B1291                                         4.394%(1)  11/01/2033        205,962         4.4%
    632,595 FHLMC Pool #1G0233                                         4.993%(1)   5/01/2035        628,665         5.0%
    149,074 FHLMC Pool #781071                                         5.188%(1)  11/01/2033        148,531         5.2%
    118,593 FHLMC Pool #781804                                         5.064%(1)   7/01/2034        116,929         5.1%
     59,676 FHLMC Pool #781884                                         5.143%(1)   8/01/2034         58,945         5.2%
    141,048 FHLMC Pool #782862                                         5.008%(1)  11/01/2034        137,970         5.1%
    301,343 FHLMC Series 1983 Z                                        6.500%     12/15/2023        309,961         6.3%
    356,657 FHLMC Series 2044 PE                                       6.500%      4/15/2028        362,788         6.4%
    136,024 FNMA Pool #253057                                          8.000%     12/01/2029        144,066         7.6%
     59,139 FNMA Pool #254845                                          4.000%      7/01/2013         57,791         4.1%
     59,043 FNMA Pool #254863                                          4.000%      8/01/2013         57,683         4.1%
    167,835 FNMA Pool #254865                                          4.500%      9/01/2018        162,084         4.7%
    455,038 FNMA Pool #254904                                          5.500%     10/01/2033        447,048         5.6%
    197,036 FNMA Pool #255958                                          5.000%     10/01/2035        185,427         5.3%
     34,905 FNMA Pool #479477                                          6.000%      1/01/2029         35,213         5.9%
     38,873 FNMA Pool #489357                                          6.500%      3/01/2029         39,903         6.3%
     31,826 FNMA Pool #535332                                          8.500%      4/01/2030         34,205         7.9%
    225,939 FNMA Pool #545407                                          5.500%      1/01/2032        222,108         5.6%
     53,622 FNMA Pool #545782                                          7.000%      7/01/2032         56,079         6.7%
     49,482 FNMA Pool #597396                                          6.500%      9/01/2031         50,728         6.3%
    335,445 FNMA Pool #705118                                          4.922%(1)   5/01/2033        332,505         5.0%
    212,395 FNMA Pool #709423                                          4.512%(1)   6/01/2033        209,848         4.6%
    257,272 FNMA Pool #721618                                          5.000%      7/01/2033        246,319         5.2%
     70,468 FNMA Pool #725866                                          4.500%      9/01/2034         65,432         4.8%
    188,404 FNMA Pool #738630                                          5.500%     11/01/2033        185,095         5.6%
    215,174 FNMA Pool #747529                                          4.500%     10/01/2033        200,129         4.8%
    295,519 FNMA Pool #753189                                          4.000%     12/01/2033        267,202         4.4%
    423,983 FNMA Pool #765218                                          4.000%      1/01/2034        383,356         4.4%
    554,431 FNMA Pool #745467                                          5.808%(1)   4/01/2036        556,678         5.8%
    759,890 FNMA Pool #781893                                          4.500%     11/01/2031        712,667         4.8%
    272,591 FNMA Pool #807804                                          5.500%      3/01/2035        267,366         5.6%
     77,630 FNMA Pool #809888                                          4.500%      3/01/2035         72,083         4.8%
    173,456 FNMA Pool #906455                                          5.996%(1)   1/01/2037        174,107         6.0%
    208,306 GNMA Pool #374892                                          7.000%      2/15/2024        218,500         6.7%
     53,579 GNMA Pool #376400                                          6.500%      2/15/2024         54,972         6.3%
     78,729 GNMA Pool #379982                                          7.000%      2/15/2024         82,582         6.7%
    229,901 GNMA Pool #393347                                          7.500%      2/15/2027        241,585         7.1%
     97,381 GNMA Pool #410081                                          8.000%      8/15/2025        103,538         7.5%
     37,077 GNMA Pool #427199                                          7.000%     12/15/2027         38,897         6.7%
     25,825 GNMA Pool #436214                                          6.500%      2/15/2013         26,548         6.3%
     25,091 GNMA Pool #442996                                          6.000%      6/15/2013         25,534         5.9%
    105,517 GNMA Pool #448490                                          7.500%      3/15/2027        110,880         7.1%
     54,564 GNMA Pool #458762                                          6.500%      1/15/2028         56,000         6.3%
     77,505 GNMA Pool #460726                                          6.500%     12/15/2027         79,613         6.3%
     33,335 GNMA Pool #463839                                          6.000%      5/15/2013         33,924         5.9%
     16,773 GNMA Pool #488924                                          6.500%     11/15/2028         17,214         6.3%
     19,116 GNMA Pool #510706                                          8.000%     11/15/2029         20,334         7.5%
     90,209 GNMA Pool #581536                                          5.500%      6/15/2033         89,090         5.6%
    195,711 GNMA II Pool #2630                                         6.500%      8/20/2028        200,709         6.3%
     59,188 GNMA II Pool #2671                                         6.000%     11/20/2028         59,702         5.9%
      8,738 GNMA II Pool #2909                                         8.000%      4/20/2030          9,263         7.5%
     22,378 GNMA II Pool #2972                                         7.500%      9/20/2030         23,396         7.2%
      8,501 GNMA II Pool #2973                                         8.000%      9/20/2030          9,012         7.5%
     86,603 GNMA II Pool #3095                                         6.500%      6/20/2031         88,664         6.3%

U.S. TREASURIES - 17.0%
-----------------------
$   265,000 U.S. Treasury Bond                                         8.125%      8/15/2019    $   345,266         6.2%
    270,000 U.S. Treasury Bond                                         6.125%     11/15/2027        312,504         5.3%
    405,000 U.S. Treasury Strip                                        0.000%      2/15/2021        208,970         5.1%
    695,000 U.S. Treasury Note                                         3.375%     11/15/2008        690,548         3.4%
  1,595,000 U.S. Treasury Note                                         5.000%      8/15/2011      1,648,458         4.8%
  1,166,807 U.S. Treasury Inflation Index Note                         2.000%      1/15/2014      1,150,400         2.0%

U.S. AGENCIES - 3.8%
--------------------
$   665,000 Tennessee Valley Authority                                 6.000%      3/15/2013    $   707,041         5.6%
    270,000 Tennessee Valley Authority                                 4.375%      6/15/2015        260,242         4.5%
                                                                                                ------------
Total Government Interests (identified cost, $18,322,463)                                       $18,350,799
                                                                                                ------------

TOTAL INVESTMENTS (identified cost, $25,406,498) - 98.9%                                        $25,348,881

OTHER ASSETS, LESS LIABILITIES - 1.1%                                                               269,699
                                                                                                ------------
NET ASSETS - 100.0%                                                                             $25,618,580
                                                                                                ============


FHLMC - Federal Home Loan Mortgage Association
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

(1) Adjustable rate security. Rate shown is the rate at period end.






The Fund did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $25,406,498
                                               ------------
     Gross unrealized appreciation             $   234,120
     Gross unrealized depreciation                (291,737)
                                               ------------
     NET UNREALIZED APPRECIATION               $ (57,617)
                                               ============


WRIGHT CURRENT INCOME FUND (WCIF)
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

Face                                                                    Coupon        Maturity                      Current
Amount            Description                                            Rate           Date           Value         Yield
--------------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - 5.2%

$  266,246        Bear Stearns Adjustable Rate Mortgage Trust,
                   Series 2003-4, Class 3A1                              4.960%(1)   7/25/2033    $   262,080         5.0%
   782,680        Chase Mortgage Finance Corp.,
                   Series 2003-S3, Class A16                             5.000%     11/25/2033        745,749         5.2%
   535,540        Countrywide Home Loans, Series 2006-J1, Class 3A1      6.000%      2/25/2036        531,120         6.0%
   434,277        Vende Mortgage Trust, Series 1998-1, Class 2E          7.000%      9/15/2027        453,996         6.7%
                                                                                                  ------------
Total Asset-Backed Securities (Identified Cost, $1,975,041)                                       $ 1,992,945
                                                                                                  ------------


MORTGAGE-BACKED SECURITIES - 93.7%

$  142,657        FHLMC Gold Pool #C00778                                7.000%      6/01/2029    $   148,413         6.7%
   201,890        FHLMC Gold Pool #C47318                                7.000%      9/01/2029        212,289         6.7%
   100,218        FHLMC Gold Pool #D81642                                7.500%      8/01/2027        105,163         7.1%
   123,582        FHLMC Gold Pool #E00678                                6.500%      6/01/2014        126,962         6.3%
   127,971        FHLMC Gold Pool #E00721                                6.500%      7/01/2014        131,479         6.3%
   136,087        FHLMC Gold Pool #E81704                                8.500%      5/01/2015        147,070         7.9%
   566,164        FHLMC Gold Pool #E88471                                7.500%      1/01/2017        588,928         7.2%
   155,936        FHLMC Gold Pool #E90181                                6.500%      6/01/2017        159,778         6.3%
   868,361        FHLMC Gold Pool #E91228                                5.000%      9/01/2017        854,475         5.1%
   118,331        FHLMC Gold Pool #G00812                                6.500%      4/01/2026        121,328         6.3%
   154,154        FHLMC Gold Pool #M90767                                4.500%     11/01/2007        153,619         4.5%
   192,004        FHLMC Gold Pool #M90796                                4.000%      2/01/2008        190,326         4.0%
   210,670        FHLMC Gold Pool #M90802                                4.000%      3/01/2008        208,653         4.0%
   205,227        FHLMC Pool #1B1291                                     4.396%(1)  11/01/2033        204,301         4.4%
   532,382        FHLMC Pool #1G0233                                     4.988%      5/01/2035        529,074         5.0%
    46,883        FHLMC Pool #C00548                                     7.000%      8/01/2027         48,763         6.7%
   184,952        FHLMC Pool #D82572                                     7.000%      9/01/2027        192,370         6.7%
   119,048        FHLMC Pool #765183                                     5.996%(1)   8/01/2024        120,338         5.9%
   412,469        FHLMC Series 15 Class L                                7.000%      7/25/2023        428,425         6.7%
   200,000        FHLMC Series 2176 Class OJ                             7.000%      8/15/2029        207,484         6.7%
   140,238        FHLMC Series 2201 Class C                              8.000%     11/15/2029        146,907         7.6%
   288,645        FHLMC Series 2457 Class PE                             6.500%      6/15/2032        295,643         6.3%
    60,150        FNMA Pool #254227                                      5.000%      2/01/2009         60,111         5.0%
    21,620        FNMA Pool #254505                                      5.000%     11/01/2009         21,606         5.0%
   582,150        FNMA Pool #255958                                      5.000%     10/01/2035        547,853         5.3%
   285,871        FNMA Pool #313953                                      7.000%     12/01/2017        298,379         6.7%
   104,017        FNMA Pool #535131                                      6.000%      3/01/2029        104,936         5.9%
   153,801        FNMA Pool #535817                                      7.000%      4/01/2031        160,320         6.7%
   135,466        FNMA Pool #545133                                      6.500%     12/01/2028        139,021         6.3%
    92,560        FNMA Pool #663689                                      5.000%      1/01/2018         90,999         5.1%
   497,442        FNMA Pool #673315                                      5.500%     11/01/2032        488,874         5.6%
   357,808        FNMA Pool #705118                                      4.922%(1)   5/01/2033        354,672         5.0%
    63,837        FNMA Pool #733750                                      6.310%     10/01/2032         65,004         6.2%
 1,113,309        FNMA Pool #739798                                      4.500%      9/01/2018      1,075,159         4.7%
   415,823        FNMA Pool #745467                                      5.808%(1)   4/01/2036        417,509         5.8%
   316,150        FNMA Pool #745630                                      5.500%      1/01/2029        312,044         5.6%
   528,573        FNMA Pool #764388                                      4.957%(1)   3/01/2034        520,288         5.0%
   946,985        FNMA Pool #765218                                      4.000%      1/01/2034        856,243         4.4%
   444,751        FNMA Pool #801357                                      5.500%      8/01/2034        437,091         5.6%
   805,029        FNMA Pool #809324                                      4.767%(1)   2/01/2035        798,745         4.8%
   465,658        FNMA Pool #820972                                      5.009%(1)   5/01/2035        462,059         5.0%
   307,357        FNMA Pool #825395                                      4.845%(1)   7/01/2035        305,108         4.9%
   471,627        FNMA Pool #871394                                      7.000%      4/01/2021        485,652         6.8%
   897,142        FNMA Pool #892522                                      6.187%(1)   8/01/2036        906,641         6.1%
   501,269        FNMA Series G93-5, Class Z                             6.500%      2/25/2023        511,185         6.4%
    35,344        GNMA II Pool #723                                      7.500%      1/20/2023         36,972         7.2%
     3,325        GNMA II Pool #1596                                     9.000%      4/20/2021          3,584         8.3%
    51,955        GNMA II Pool #2268                                     7.500%      8/20/2026         54,396         7.2%
   149,098        GNMA II Pool #2442                                     6.500%      6/20/2027        152,968         6.3%
     5,995        GNMA II Pool #2855                                     8.500%     12/20/2029          6,442         7.9%
   525,667        GNMA II Pool #3053                                     6.500%      3/20/2031        538,179         6.3%
   470,086        GNMA II Pool #3259                                     5.500%      7/20/2032        462,800         5.6%
   307,065        GNMA II Pool #3284                                     5.500%      9/20/2032        302,306         5.6%
   613,334        GNMA II Pool #3388                                     4.500%      5/20/2033        573,108         4.8%
   129,318        GNMA II Pool #3401                                     4.500%      6/20/2033        120,837         4.8%
   107,135        GNMA II Pool #3484                                     3.500%      9/20/2033         91,296         4.1%
   199,515        GNMA II Pool #3554                                     4.500%      5/20/2034        186,263         4.8%
 1,725,482        GNMA II Pool #3556                                     5.500%      5/20/2034      1,697,862         5.6%
   908,206        GNMA II Pool #3734                                     4.500%      7/20/2035        847,903         4.8%
 2,446,004        GNMA II Pool #3747                                     5.000%      8/20/2035      2,348,998         5.2%
   302,625        GNMA II Pool #3920                                     6.000%     11/20/2036        304,213         6.0%
    91,073        GNMA II Pool #81161                                    5.500%(1)  11/20/2034         92,516         5.4%
   114,292        GNMA II Pool #601135                                   6.310%      9/20/2032        116,099         6.2%
   131,390        GNMA II Pool #601255                                   6.310%      1/20/2033        133,393         6.2%
   111,471        GNMA II Pool #608120                                   6.310%      1/20/2033        113,171         6.2%
   600,017        GNMA II Pool #648541                                   6.000%     10/20/2035        602,467         6.0%
     1,955        GNMA Pool #176992                                      8.000%     11/15/2016          2,062         7.6%
     2,423        GNMA Pool #177784                                      8.000%     10/15/2016          2,556         7.6%
    11,588        GNMA Pool #192357                                      8.000%      4/15/2017         12,248         7.6%
    15,599        GNMA Pool #194057                                      8.500%      4/15/2017         16,767         7.9%
     2,476        GNMA Pool #194287                                      9.500%      3/15/2017          2,695         8.7%
     1,375        GNMA Pool #196063                                      8.500%      3/15/2017          1,478         7.9%
     7,140        GNMA Pool #211231                                      8.500%      5/15/2017          7,675         7.9%
     1,373        GNMA Pool #212601                                      8.500%      6/15/2017          1,476         7.9%
     2,477        GNMA Pool #220917                                      8.500%      4/15/2017          2,662         7.9%
     7,620        GNMA Pool #223348                                     10.000%      8/15/2018          8,644         8.8%
    12,157        GNMA Pool #228308                                     10.000%      1/15/2019         13,834         8.8%
     2,819        GNMA Pool #230223                                      9.500%      4/15/2018          3,079         8.7%
       376        GNMA Pool #247473                                     10.000%      9/15/2018            385         9.7%
     3,752        GNMA Pool #251241                                      9.500%      6/15/2018          4,098         8.7%
     3,996        GNMA Pool #260999                                      9.500%      9/15/2018          4,364         8.7%
     5,622        GNMA Pool #263439                                     10.000%      2/15/2019          6,398         8.8%
     1,445        GNMA Pool #265267                                      9.500%      8/15/2020          1,584         8.7%
     1,814        GNMA Pool #266983                                     10.000%      2/15/2019          2,064         8.8%
     2,799        GNMA Pool #273690                                      9.500%      8/15/2019          3,063         8.7%
       823        GNMA Pool #286556                                      9.000%      3/15/2020            890         8.3%
     3,855        GNMA Pool #301366                                      8.500%      6/15/2021          4,162         7.9%
     4,762        GNMA Pool #302933                                      8.500%      6/15/2021          5,142         7.9%
    11,130        GNMA Pool #308792                                      9.000%      7/15/2021         12,042         8.3%
     3,295        GNMA Pool #314222                                      8.500%      4/15/2022          3,561         7.9%
     3,610        GNMA Pool #315187                                      8.000%      6/15/2022          3,832         7.5%
    12,660        GNMA Pool #315754                                      8.000%      1/15/2022         13,438         7.5%
    27,680        GNMA Pool #319441                                      8.500%      4/15/2022         29,920         7.9%
     8,948        GNMA Pool #325165                                      8.000%      6/15/2022          9,498         7.5%
    14,617        GNMA Pool #335950                                      8.000%     10/15/2022         15,515         7.5%
   183,905        GNMA Pool #346987                                      7.000%     12/15/2023        192,943         6.7%
    90,173        GNMA Pool #352001                                      6.500%     12/15/2023         92,519         6.3%
    31,090        GNMA Pool #352110                                      7.000%      8/15/2023         32,618         6.7%
    51,163        GNMA Pool #368238                                      7.000%     12/15/2023         53,678         6.7%
    50,032        GNMA Pool #372379                                      8.000%     10/15/2026         53,214         7.5%
    60,531        GNMA Pool #396537                                      7.490%      3/15/2025         63,608         7.1%
    45,145        GNMA Pool #399726                                      7.490%      5/15/2025         47,439         7.1%
   175,609        GNMA Pool #399788                                      7.490%      9/15/2025        184,534         7.1%
    30,392        GNMA Pool #399958                                      7.490%      2/15/2027         31,927         7.1%
    66,399        GNMA Pool #399964                                      7.490%      4/15/2026         69,765         7.1%
    77,137        GNMA Pool #410215                                      7.500%     12/15/2025         81,082         7.1%
     9,933        GNMA Pool #414736                                      7.500%     11/15/2025         10,441         7.1%
    48,336        GNMA Pool #420707                                      7.000%      2/15/2026         50,721         6.7%
    28,692        GNMA Pool #421829                                      7.500%      4/15/2026         30,155         7.1%
    12,987        GNMA Pool #431036                                      8.000%      7/15/2026         13,812         7.5%
    37,497        GNMA Pool #431612                                      8.000%     11/15/2026         39,882         7.5%
    61,820        GNMA Pool #438004                                      7.490%(1)  11/15/2026         64,953         7.1%
     9,505        GNMA Pool #442190                                      8.000%     12/15/2026         10,109         7.5%
    22,390        GNMA Pool #449176                                      6.500%      7/15/2028         22,979         6.3%
    39,908        GNMA Pool #462623                                      6.500%      3/15/2028         40,958         6.3%
   334,652        GNMA Pool #471369                                      5.500%      5/15/2033        330,503         5.6%
    66,488        GNMA Pool #475149                                      6.500%      5/15/2013         68,348         6.3%
   142,451        GNMA Pool #489377                                      6.375%      3/15/2029        145,413         6.2%
   135,537        GNMA Pool #524811                                      6.375%      9/15/2029        138,355         6.2%
    37,942        GNMA Pool #538314                                      7.000%      2/15/2032         39,735         6.7%
   325,990        GNMA Pool #595606                                      6.000%     11/15/2032        328,856         5.9%
    44,438        GNMA Pool #602377                                      4.500%      6/15/2018         43,005         4.6%
   601,784        GNMA Pool #603250                                      5.500%      4/15/2034        594,121         5.6%
    43,259        GNMA Pool #603377                                      4.500%      1/15/2018         41,865         4.6%
   848,807        GNMA Pool #608639                                      5.500%      7/15/2024        844,606         5.5%
   180,308        GNMA Pool #609452                                      4.000%      8/15/2033        163,447         4.4%
   358,742        GNMA Pool #616829                                      5.500%      1/15/2025        360,450         5.5%
   481,362        GNMA Pool #624600                                      6.150%      1/15/2034        485,973         6.1%
   658,308        GNMA Pool #631623                                      5.500%      8/15/2034        649,926         5.6%
   681,104        GNMA Pool #640225                                      5.500%      4/15/2035        672,153         5.6%
   139,542        GNMA Pool #640940                                      5.500%      5/15/2035        137,708         5.6%
   154,567        GNMA Pool #658267                                      6.500%      2/15/2022        157,761         6.4%
    66,660        GNMA Pool #780429                                      7.500%      9/15/2026         70,064         7.1%
   218,663        GNMA Pool #780977                                      7.500%     12/15/2028        229,802         7.1%
   532,873        GNMA Pool #781120                                      7.000%     12/15/2029        558,613         6.7%
 1,430,903        GNMA Series 1999-4, Class ZB                           6.000%      2/20/2029      1,440,020         6.0%
   513,697        GNMA Series 2000-14, Class PD                          7.000%      2/16/2030        535,339         6.7%
   947,690        GNMA Series 2001-2, Class GD                           7.500%      7/20/2028        987,937         7.2%
   476,015        GNMA Series 2001-4, Class PM                           6.500%      3/20/2031        489,568         6.3%
   264,029        GNMA Series 2002-7, Class PG                           6.500%      1/20/2032        269,461         6.4%
   400,000        GNMA Series 2002-40, Class UK                          6.500%      6/20/2032        416,107         6.2%
   316,138        GNMA Series 2002-45, Class QE                          6.500%      6/20/2032        327,544         6.3%
   750,000        GNMA Series 2002-47, Class PG                          6.500%      7/16/2032        778,523         6.3%
                                                                                                  ------------
Total Mortgage-Backed Securities (identified cost, $35,874,768)                                   $36,214,732
                                                                                                  ------------


SHORT-TERM INVESTMENTS - 1.9%

$  750,000        Federal Home Loan Bank                                 4.000%     10/01/2007    $   749,750         4.0%
                                                                                                  ------------
Total Short-Term Investments (identified cost, $749,750)                                          $   749,750
                                                                                                  ------------

TOTAL INVESTMENTS (identified cost, $38,599,559) - 100.8%                                         $38,957,427

OTHER ASSETS, LESS LIABILITIES - (0.8%)                                                              (319,673)
                                                                                                  ------------
NET ASSETS  - 100.0%                                                                              $38,637,754
                                                                                                  ============

FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

 (1) Adjustable rate security. Rate shown is the rate at period end.






The Fund did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $38,599,559
                                                ------------
     Gross unrealized appreciation             $   717,549
     Gross unrealized depreciation                (359,681)
                                                ------------
     NET UNREALIZED APPRECIATION               $  357,868
                                                ============

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940(17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright Total Return Bond Fund and Wright Current Income Fund).


By:      /s/ Peter M. Donovan
        ----------------------
         Peter M. Donovan
         President

Date:    November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Barbara E. Campbell
         ------------------------
         Barbara E. Campbell
         Treasurer

Date:  November 26, 2007


By:     /s/ Peter M. Donovan
        ----------------------
         Peter M. Donovan
         President

Date:    November 26, 2007